Reconciliation of Amortized Cost to Fair Values of Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment Holdings [Line Items]
Amortized Cost	$ 28,382.3	$ 28,422.2
Gross Unrealized Gains	174.2	242.8
Gross Unrealized Losses	163.7	21.5
Fair Value	28,392.8	28,643.5
U.S. Government
Investment Holdings [Line Items]
Amortized Cost	1,896.7	1,747.9
Gross Unrealized Gains	22.6	36.7
Gross Unrealized Losses	1.4
Fair Value	1,917.9	1,784.6
Obligations of States and Political Subdivisions
Investment Holdings [Line Items]
Amortized Cost	4.5	13.9
Gross Unrealized Gains	0.1	0.2
Fair Value	4.6	14.1
U.S. Government Sponsored Agency
Investment Holdings [Line Items]
Amortized Cost	17,495.2	18,520.6
Gross Unrealized Gains	80.7	122.2
Gross Unrealized Losses	47.9	4.0
Fair Value	17,528.0	18,638.8
Corporate Debt
Investment Holdings [Line Items]
Amortized Cost	3,615.2	2,602.4
Gross Unrealized Gains	10.5	18.1
Gross Unrealized Losses	101.2	2.1
Fair Value	3,524.5	2,618.4
Covered Bonds
Investment Holdings [Line Items]
Amortized Cost	1,898.9	1,697.1
Gross Unrealized Gains	50.9	51.0
Gross Unrealized Losses	5.9	0.1
Fair Value	1,943.9	1,748.0
Supranational, Sovereign and Non-U.S. Agency Bonds
Investment Holdings [Line Items]
Amortized Cost	717.0
Gross Unrealized Gains	5.3
Gross Unrealized Losses	1.7
Fair Value	720.6
Supranational Bonds
Investment Holdings [Line Items]
Amortized Cost		1,053.9
Gross Unrealized Gains		7.0
Gross Unrealized Losses		0.2
Fair Value		1,060.7
Residential Mortgage-Backed
Investment Holdings [Line Items]
Amortized Cost	52.4	102.4
Gross Unrealized Gains	0.1	0.4
Gross Unrealized Losses	4.4	10.8
Fair Value	48.1	92.0
Other Asset-Backed
Investment Holdings [Line Items]
Amortized Cost	2,390.8	2,280.0
Gross Unrealized Gains	1.4	4.3
Gross Unrealized Losses	0.4	0.4
Fair Value	2,391.8	2,283.9
Auction Rate Securities
Investment Holdings [Line Items]
Amortized Cost	97.5	99.6
Gross Unrealized Gains	2.2	2.1
Gross Unrealized Losses	0.8	3.9
Fair Value	98.9	97.8
Others
Investment Holdings [Line Items]
Amortized Cost	214.1	304.4
Gross Unrealized Gains	0.4	0.8
Fair Value	$ 214.5	$ 305.2